Offerings	Feb. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.400% Notes due 2031
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 696,962,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,250.45
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $700,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $696,962,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Equinix, Inc.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Equinix, Inc. will fully and unconditionally guarantee the notes issued by Equinix Asia Financing Corporation Pte. Ltd. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.